Taxation - Additional information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Normal applicable rate of tax	15.20%	6.94%	16.42%	8.04%